Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Income/(Loss) - 20F (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses:
General and administration expenses		$ (2,210)	$ (1,887)	$ (2,804)	$ (2,987)	$ (3,966)
Operating (loss) / income		(10,886)	(2,655)	(7,055)	81,810	19,271
Other (expenses) / income, net:
Interest and finance costs - related party		(1,612)	(146)	(399)	0	0
Total other expenses, net		(6,844)	(450)	(1,901)	(1,462)	(8,365)
Net (loss) / income		$ (17,730)	$ (3,105)	$ (8,956)	$ 80,348	$ 10,907
Net loss per common share
Basic and diluted (in dollars per share)		$ (0.90)	$ (0.38)	$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic (in shares)				10,773,404	2,672,945	2,391,628
Diluted (in shares)				10,773,404	2,672,950	2,391,885
Parent Company [Member]
Expenses:
General and administration expenses				$ (1,256)	$ (1,123)	$ (1,958)
Operating (loss) / income				(1,256)	(1,123)	(1,958)
Other (expenses) / income, net:
Interest and finance costs - related party				(399)	0	0
Other, net				(9)	8	1
Total other expenses, net				(408)	8	1
Equity in (loss)/earnings of subsidiaries	[1]			(7,292)	81,463	12,864
Net (loss) / income				$ (8,956)	$ 80,348	$ 10,907
Net loss per common share
Basic and diluted (in dollars per share)				$ (0.83)	$ 30.06	$ 4.56
Weighted average common shares outstanding
Basic (in shares)				10,773,404	2,672,945	2,391,628
Diluted (in shares)				10,773,404	2,672,950	2,391,885

[1]	Eliminated in consolidation